First Quarter Report
March 31, 2023 (Unaudited)
Variable Portfolio – U.S. Flexible Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Variable Portfolio – U.S. Flexible Growth Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 62.1%
	Shares	Value ($)
U.S. Large Cap 62.1%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	2,780,901	216,548,773
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares(a),(b)	15,831,512	545,078,949
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	13,596,765	216,732,433
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	5,949,787	215,322,785
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	4,597,371	181,504,189
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	4,851,214	223,349,910
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	6,717,488	211,735,236
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	14,146,805	447,039,026
Total		2,257,311,301
Total Equity Funds (Cost $1,475,735,268)		2,257,311,301

Exchange-Traded Fixed Income Funds 6.1%

Investment Grade 6.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,009,600	110,662,256
Vanguard Intermediate-Term Corporate Bond ETF	1,380,000	110,703,600
Total		221,365,856
Total Exchange-Traded Fixed Income Funds (Cost $230,570,562)		221,365,856

Fixed Income Funds 11.0%

Investment Grade 11.0%
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	4,286,102	40,289,358
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	5,356,003	43,544,302
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	2,973,507	26,583,152
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	7,474,415	69,437,320
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	8,779,565	82,879,093
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	14,281,053	138,954,644
Total		401,687,869
Total Fixed Income Funds (Cost $457,210,401)		401,687,869

Residential Mortgage-Backed Securities - Agency 11.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/17/2038	3.000%	24,000,000	22,751,250
04/17/2038- 04/13/2053	3.500%	74,000,000	71,156,798
04/13/2053	4.000%	152,950,000	146,282,920
04/13/2053	4.500%	188,000,000	184,201,612
Total Residential Mortgage-Backed Securities - Agency (Cost $416,671,334)			424,392,580

Options Purchased Puts 0.7%
Value ($)
(Cost $39,013,808)	25,769,845

Money Market Funds 19.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(a),(d)	698,037,987	697,898,379
Total Money Market Funds (Cost $697,719,272)		697,898,379
Total Investments in Securities (Cost: $3,316,920,645)		4,028,425,830
Other Assets & Liabilities, Net		(393,348,908)
Net Assets		3,635,076,922
At March 31, 2023, securities and/or cash totaling $18,866,750 were pledged as collateral.
2	Variable Portfolio – U.S. Flexible Growth Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Growth Fund, March 31, 2023 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	632	06/2023	USD	130,752,900	7,391,309	—
U.S. Long Bond	402	06/2023	USD	52,724,813	2,224,373	—
U.S. Treasury 10-Year Note	156	06/2023	USD	17,927,813	464,717	—
U.S. Treasury 10-Year Note	200	06/2023	USD	22,984,375	—	(219,606)
U.S. Treasury 2-Year Note	543	06/2023	USD	112,104,047	1,211,952	—
U.S. Treasury 5-Year Note	1,040	06/2023	USD	113,888,126	2,419,378	—
U.S. Treasury Ultra Bond	444	06/2023	USD	62,659,500	2,829,234	—
U.S. Treasury Ultra Bond	80	06/2023	USD	11,290,000	—	(240,930)
Total					16,540,963	(460,536)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	(268)	06/2023	USD	(55,445,850)	—	(984,979)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	246,558,600	600	3,200.00	06/21/2024	10,857,030	5,358,000
S&P 500 Index	JPMorgan	USD	66,159,891	161	3,300.00	06/21/2024	1,818,612	1,641,395
S&P 500 Index	JPMorgan	USD	73,967,580	180	3,100.00	06/21/2024	1,777,507	1,404,000
S&P 500 Index	JPMorgan	USD	312,307,560	760	3,200.00	12/20/2024	13,547,029	9,116,200
S&P 500 Index	JPMorgan	USD	250,667,910	610	3,300.00	12/20/2024	11,013,630	8,250,250
Total							39,013,808	25,769,845
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	546,764,868	353,506,196	(202,452,233)	79,548	697,898,379	—	(10,589)	7,063,916	698,037,987
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	204,363,567	446	(3,017,872)	15,202,632	216,548,773	—	1,255,001	—	2,780,901
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares
	516,432,302	—	(7,675,034)	36,321,681	545,078,949	—	1,804,659	—	15,831,512
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	40,098,999	104,509	(983,899)	1,069,749	40,289,358	—	(73,959)	—	4,286,102
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	42,224,564	5,486	(2,077,156)	3,391,408	43,544,302	—	(695,560)	—	5,356,003
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	204,244,742	11,718	(3,058,558)	15,534,531	216,732,433	—	(31,314)	—	13,596,765
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	226,349,031	49,721	(5,185,533)	(5,890,434)	215,322,785	—	2,863,539	—	5,949,787
Variable Portfolio – U.S. Flexible Growth Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Growth Fund, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	26,092,953	71,907	(406,146)	824,438	26,583,152	—	(75,557)	—	2,973,507
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	68,080,721	153,729	(1,298,796)	2,501,666	69,437,320	—	(239,379)	—	7,474,415
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	162,563,022	—	—	18,941,167	181,504,189	—	—	—	4,597,371
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	210,584,710	—	(5,629,607)	18,394,807	223,349,910	—	170,888	—	4,851,214
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	219,934,402	162,624	(3,572,185)	(4,789,605)	211,735,236	—	1,590,787	—	6,717,488
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	80,912,841	207,276	(1,411,511)	3,170,487	82,879,093	—	(251,119)	—	8,779,565
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	135,983,224	397,947	(2,453,379)	5,026,852	138,954,644	—	(423,349)	—	14,281,053
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	427,770,847	—	(5,730,190)	24,998,369	447,039,026	—	(344,661)	—	14,146,805
Total	3,112,400,793			134,777,296	3,356,897,549	—	5,539,387	7,063,916

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2023.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Variable Portfolio – U.S. Flexible Growth Fund | First Quarter Report 2023

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1QT7060_12_B01_(05/23)